SEGMENT REPORTING	12 Months Ended
Mar. 31, 2014
SEGMENT REPORTING
SEGMENT REPORTING

18.       SEGMENT REPORTING

Operating segments are defined as components of an enterprise that engage in business activities from which it may earn revenues and incur expenses and for which separate financial information is available that is evaluated regularly by the chief operation decision maker in deciding how to allocate resources and in assessing performance. The Company provides a variety of eDiscovery and forensic services which are provided by UBIC and its domestic subsidiaries for domestic (Japanese) customers and by UBIC North America, Inc. a United States (“U.S.”) based wholly-owned subsidiary of UBIC for customers represented by U.S.-based attorneys who contracted UBIC North America, Inc., and by other foreign subsidiaries for foreign customers other than those who contracted UBIC North America, Inc. The Company’s operations in Japan, the U.S. and others have been identified as the three operating segments of the Company. Others include Korea and Taiwan. The Company’s chief executive officer, who is also the Company’s chief operating decision maker, regularly reviews the performance of the three operating segments and makes decisions regarding allocation of resources. The Company’s chief operating decision maker utilizes various measurements prepared based on J GAAP which include revenues, operating income or loss and segment assets to assess segment performance and allocate resources to segments.

The Company’s reportable segments are the same as its operating segments.

Segment information for the years ended March 31, 2012, 2013 and 2014 is presented below:

Revenue:

	Thousands of Yen
	2012	2013	2014
Japan
Outside customers	¥4,245,265	¥3,214,826	¥2,217,334
Intersegment	543,999	655,876	624,629
Total	4,789,264	3,870,702	2,841,963

U.S.
Outside customers	882,389	1,271,635	1,746,588
Intersegment	30,005	76,293	59,169
Total	912,394	1,347,928	1,805,757

Other
Outside customers	381	193,169	207,696
Intersegment	40,631	8,881	111,728
Total	41,012	202,050	319,424

Eliminations	(614,635)	(741,050)	(795,526)

Total revenue after eliminations	5,128,035	4,679,630	4,171,618

Adjustments*(1)	8,193	32,470	20,950

Total consolidated revenue	¥5,136,228	¥4,712,100	¥4,192,568

*(1) These amounts primarily represent the net impact of adjustments arising from differences in the timing of revenue recognition under U.S. GAAP and J GAAP.

Segment Performance Measure:

	Thousands of Yen
	2012	2013	2014
Segment profit (loss)
Japan	¥2,312,670	¥888,760	¥(378,553)
U.S.	70,218	98,747	(100,923)
Other	(16,304)	(83,774)	(119,140)

Total segment profit after eliminations	2,366,584	903,733	(598,616)

Adjustments*(2)	3,354	1,701	(39,377)

Total consolidated operating income (loss)	2,369,938	905,434	(637,993)

Unallocated amounts:
Interest income	2,052	1,326	691
Interest expense	(13,360)	(23,474)	(30,867)
Foreign currency exchange gains	10,294	165,664	120,246
Dividend income	4,500	4,500	6,750
Other-net	655	(3,055)	(8,030)

Total consolidated income (loss) before income taxes	¥2,374,079	¥1,050,395	¥(549,203)

*(2) Adjustments primarily relate to differences between U.S. GAAP and J GAAP for revenue recognition, depreciation and amortization, and deferred IPO costs.

Segment Assets:

	Thousands of Yen
	2013	2014
Segment assets
Japan	¥4,575,917	¥5,014,488
U.S.	1,360,136	1,166,927
Others	335,270	403,088

Eliminations	(1,515,354)	(1,695,823)

Total segment assets after eliminations	4,755,969	4,888,680

Adjustments*(3)	321,308	112,143

Total consolidated assets	¥5,077,277	¥5,000,823

*(3) Adjustments primarily relate to differences between U.S. GAAP and J GAAP for revenue recognition, depreciation and amortization, deferred tax assets and deferred IPO costs.

Capital expenditures on long-lived assets:

	Thousands of Yen
	2012	2013	2014
Capital expenditures
Japan	¥589,247	¥701,997	¥496,451
U.S.	34,900	166,461	8,836
Others	22,605	145,508	15,737

Adjustments	(25,230)	651	—

Total consolidated capital expenditures	¥621,522	¥1,014,617	¥521,024

Capital expenditures relate to property and equipment, capitalized computer software costs and other intangible assets on an accrual basis.

Other Significant Items:

	Thousands of Yen
	2012	2013	2014
Depreciation and amortization
Japan	¥130,139	¥238,160	¥346,285
U.S.	3,332	29,272	49,752
Others	2,336	23,640	41,282

Total depreciation and amortization	135,807	291,072	437,319

Adjustments	(6,443)	14,919	5,284

Total consolidated depreciation and amortization	¥129,364	¥305,991	¥442,603

Entity-Wide Information:

For the year ended March 31, 2012, revenue from Yazaki Corporation, Panasonic Corporation, Sanyo Electric Co., Ltd. and Samsung Electronics Co., Ltd. amounted to ¥950,893 thousand, ¥628,112 thousand, ¥595,998 thousand and ¥588,792 thousand, respectively, representing approximately 18.5 percent, 12.2 percent, 11.6 percent, and 11.5 percent, respectively, of the total revenue. For the year ended March 31, 2013, revenue from Samsung Electronics Co., Ltd. and TMI Associates amounted to ¥1,192,577 thousand and ¥614,160 thousand, respectively, representing approximately 25.3 percent and 13.0 percent, respectively, of the total revenue. For the year ended March 31, 2014, revenue from Samsung Electronics Co., Ltd. and TMI Associates amounted to ¥1,639,791 thousand and ¥622,355 thousand, respectively, representing approximately 39.1 percent and 14.8 percent, respectively, of the total revenue. These customers are attributable to Japan except ¥588,792 thousand , ¥1,192,577 thousand and ¥1,639,791 thousand for Samsung Electronics Co., Ltd. for the years ended March 31, 2012, 2013 and 2014, respectively, which are reported in the U.S. and Other.

The information concerning revenue by service categories for the years ended March 31, 2012, 2013 and 2014, is presented below:

	Thousands of Yen
	2012	2013	2014
eDiscovery
Review	¥2,278,229	¥971,701	¥472,074
Other	2,632,355	3,427,735	3,297,799
Total	4,910,584	4,399,436	3,769,873
Investigation	144,072	188,685	240,843
Sales of forensic tools	38,082	26,584	62,576
Forensic training	30,882	40,700	28,934
Other	12,608	56,695	90,342
Total revenue	¥5,136,228	¥4,712,100	¥4,192,568

Long-lived assets held in Japan, in the U.S., and in Other as of March 31, 2013 were ¥447,506 thousand, ¥181,999 thousand and ¥159,819 thousand, respectively. Long-lived assets held in Japan, in the U.S., and in Other as of March 31, 2014 were ¥425,715 thousand, ¥154,589 thousand and ¥122,610 thousand, respectively. Long-lived assets include property and equipment.